Pro Forma Information	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Pro Forma Information

NOTE 21. PRO FORMA INFORMATION (UNAUDITED)

The following paragraphs detail the impact to our financials related to the conversion of the Company (limited liability company) to a corporation in accordance with Subchapter C of the Internal Revenue Code (a “C” corporation).

The pro forma full year income taxes and net income reflect federal and state income taxes (assuming a 25% combined effective tax rate) as if the Company had been taxed as a C corporation for the three and nine-months ended September 30, 2020 and 2019. The Company determined that the pro forma income tax expense for the three and nine-months ended September 30, 2020 and 2019 was zero, and accordingly, and pro forma net income remained unchanged from amounts as reported.

Additionally, deferred income tax assets and liabilities will be recognized as a result of the conversion from a limited liability company to a C corporation. The Company is in a net deferred tax asset position. In accordance with accounting standards, the Company has recorded a valuation allowance to reduce the value of the net deferred tax assets to zero, the amount that is more likely than not to be realized. In evaluating the amount of deferred tax assets that were more likely than not to be realized the Company looked at all evidence both positive and negative in making its determination. The Company has been in a cumulative loss position for the past three years which is considered significant negative evidence that is difficult to overcome on a “more likely than not” standard through objectively verifiable data. Based on an evaluation in accordance with the accounting standards, as of September 30, 2020 and December 31, 2019 a valuation allowance was recorded against the net U.S. Federal and State deferred tax assets in order to measure only the portion of the deferred tax assets that are more likely than not to be realized based on the weight of all the available evidence.